UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04840

The Tocqueville Trust

(Exact name of registrant as specified in charter)

The Tocqueville Trust

40 W. 57th St., 19th Floor

New York, NY 10019
(Address of principal executive offices) (Zip code)

Robert W. Kleinschmidt

The Tocqueville Trust

40 W. 57th St., 19th Floor

New York, NY 10019
(Name and address of agent for service)

(212) 698-0800

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2025

Date of reporting period: April 30, 2025

Item 1. Reports to Stockholders.

(a)

The Tocqueville Fund
TOCQX
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about The Tocqueville Fund (the “Fund”) for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.tocquevillefunds.com/fundinformation. You can also request this information by contacting us at 1-800-697-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
The Tocqueville Fund	$59	1.20%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$444,999,734
Number of Holdings	59
Portfolio Turnover	12%
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Top Holdings	(%)
NVIDIA Corp.	3.7%
Alphabet, Inc. - Class A	3.6%
Microsoft Corp.	3.6%
Rocket Lab USA, Inc.	3.6%
ServiceNow, Inc.	3.2%
Amazon.com, Inc.	2.9%
Automatic Data Processing, Inc.	2.7%
NextEra Energy, Inc.	2.6%
QUALCOMM, Inc.	2.5%
Applied Materials, Inc.	2.4%
Sector Breakdown* (% of net assets)
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.tocquevillefunds.com/fundinformation.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Tocqueville Asset Management documents not be householded, please contact Tocqueville Asset Management at 800-697-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Tocqueville Asset Management or your financial intermediary.
The Tocqueville Fund	PAGE 1	TSR-SAR-888894102

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant. The Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

The Tocqueville Trust
The Tocqueville Fund
Semi-Annual Financial Statements and Additional Information
April 30, 2025 (Unaudited)

The Tocqueville Fund
Schedule of Investments
April 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.2%
Capital Goods - 16.5%
AeroVironment, Inc.(a)	30,000	$4,545,600
Caterpillar, Inc.	25,000	7,731,750
Crane Co.	50,000	8,049,000
Deere & Co.	20,000	9,271,200
Illinois Tool Works, Inc.	25,000	5,997,750
Mayville Engineering Co., Inc.(a)	500,000	6,390,000
Parker-Hannifin Corp.	15,000	9,075,900
Rocket Lab USA, Inc.(a)	725,000	15,797,750
Vertiv Holdings Co. - Class A	75,000	6,403,500
		73,262,450
Commercial & Professional Services - 6.0%
ABM Industries, Inc.	100,000	4,874,000
Automatic Data Processing, Inc.	40,000	12,024,000
Republic Services, Inc.	40,000	10,030,000
		26,928,000
Consumer Discretionary Distribution & Retail - 3.9%
Amazon.com, Inc.(a)	70,000	12,909,400
Genuine Parts Co.	40,000	4,702,000
		17,611,400
Consumer Durables & Apparel - 1.5%
Sony Group Corp. - ADR	250,000	6,500,000
Consumer Services - 1.8%
McDonald’s Corp.	25,000	7,991,250
Restaurant Brands International LP	37	2,470
		7,993,720
Consumer Staples Distribution & Retail - 2.2%
Walmart, Inc.	100,000	9,725,000
Energy - 7.0%
Cameco Corp.	75,000	3,386,250
Chevron Corp.	40,000	5,442,400
Diamondback Energy, Inc.	50,000	6,600,500
Occidental Petroleum Corp.	150,000	5,911,500
Texas Pacific Land Corp.	7,500	9,666,525
		31,007,175
Financial Services - 2.8%
Apollo Global Management, Inc.	50,000	6,824,000
Fiserv, Inc.(a)	10,000	1,845,700
Intercontinental Exchange, Inc.	22,500	3,779,325
		12,449,025
Food, Beverage & Tobacco - 1.6%
Coca-Cola Co.	100,000	7,255,000
Health Care Equipment & Services - 4.0%
Abbott Laboratories	50,000	6,537,500
Schrodinger, Inc.(a)	200,000	5,126,000
UnitedHealth Group, Inc.	15,000	6,171,600
		17,835,100

	Shares	Value
Household & Personal Products - 3.4%
Colgate-Palmolive Co.	75,000	$6,914,250
Procter & Gamble Co.	50,000	8,128,500
		15,042,750
Insurance - 1.2%
Aflac, Inc.	50,000	5,434,000
Materials - 10.1%
Air Products and Chemicals, Inc.	20,000	5,421,800
Freeport-McMoRan, Inc.	125,000	4,503,750
Newmont Mining Corp.	200,000	10,536,000
Nutrien Ltd.	100,000	5,705,000
Vulcan Materials Co.	40,000	10,493,200
Wheaton Precious Metals Corp.	100,000	8,352,000
		45,011,750
Media & Entertainment - 3.6%
Alphabet, Inc. - Class A	100,000	15,880,000
Pharmaceuticals, Biotechnology & Life Sciences - 4.8%
AbbVie, Inc.	25,000	4,877,500
Merck & Co., Inc.	100,000	8,520,000
Pfizer, Inc.	200,000	4,882,000
Regeneron Pharmaceuticals, Inc.	5,000	2,993,800
		21,273,300
Semiconductors & Semiconductor Equipment - 10.8%
Applied Materials, Inc.	70,000	10,549,700
Marvell Technology, Inc.	175,000	10,214,750
NVIDIA Corp.	150,000	16,338,000
QUALCOMM, Inc.	75,000	11,134,500
		48,236,950
Software & Services - 10.2%
Adobe, Inc.(a)	15,000	5,624,700
Microsoft Corp.	40,000	15,810,400
ServiceNow, Inc.(a)	15,000	14,325,150
Shopify, Inc. - Class A(a)	100,000	9,500,000
		45,260,250
Technology Hardware & Equipment - 2.7%
Apple, Inc.	40,000	8,500,000
Crane NXT Co.	75,000	3,519,000
		12,019,000
Telecommunication Services - 1.0%
Verizon Communications, Inc.	100,000	4,406,000
Transportation - 0.5%
Uber Technologies, Inc.(a)	30,000	2,430,300
Utilities - 2.6%
NextEra Energy, Inc.	175,000	11,704,000
TOTAL COMMON STOCKS (Cost $202,497,462)		437,265,170

The accompanying notes are an integral part of these financial statements.

1

The Tocqueville Fund
Schedule of Investments
April 30, 2025 (Unaudited) (Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.2%
Equity Real Estate Investment Trusts (REITs) - 1.2%
Weyerhaeuser Co.	200,000	$5,182,000
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $4,077,818)		5,182,000
SHORT-TERM INVESTMENTS - 0.9%
Money Market Funds - 0.9%
Invesco Treasury Portfolio - Class Institutional, 4.23%(b)	4,043,572	4,043,572
TOTAL SHORT-TERM INVESTMENTS (Cost $4,043,572)		4,043,572
TOTAL INVESTMENTS - 100.3% (Cost $210,618,852)		$446,490,742
Liabilities in Excess of Other Assets - (0.3)%		(1,491,008)
TOTAL NET ASSETS - 100.0%		$444,999,734

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
LP - Limited Partnership
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

2

The Tocqueville Fund
Statement of Assets & Liabilities
April 30, 2025 (Unaudited)

Assets:
Investments, at value(1)	$446,490,742
Cash	547,000
Receivable for Fund shares purchased	832
Dividends, interest and other receivables	437,157
Other assets	21,872
Total Assets	447,497,603
Liabilities:
Payable for loans outstanding	547,000
Payable for Fund shares redeemed	1,293,779
Payable to Adviser	236,292
Payable to Administrator	99,462
Payable to Trustees	24,260
Accrued distribution fee	60,215
Accrued expenses and other liabilities	236,861
Total Liabilities	2,497,869
Net Assets	$ 444,999,734
Net assets consist of:
Paid in capital	$174,326,896
Total distributable earnings	270,672,838
Net assets	$ 444,999,734
Shares of beneficial interest outstanding (unlimited shares of $0.01 par value authorized)	9,964,797
Net asset value, offering and redemption price per share	$44.66
(1) Cost of investments	$210,618,852

The accompanying notes are an integral part of these financial statements.

3

The Tocqueville Fund
Statement of Operations
For the Period Ended April 30, 2025 (Unaudited)

Investment Income:
Dividends*	$3,330,957
Interest	87,591
Total investment income	3,418,548
Expenses:
Investment Adviser’s fee (See Note 4)	1,803,690
Distribution (12b-1) fees (See Note 4)	601,230
Administration fees (See Note 4)	352,311
Legal fees	71,206
Transfer agent and shareholder services fees	62,985
Trustee fees and expenses	47,764
Fund accounting fees	45,288
Other expenses	39,858
Printing and mailing expense	36,911
Custody fees	24,385
Blue sky fees	17,414
Audit fees	13,179
Insurance expense	7,700
Registration fees	3,197
Interest expense	177
Total expenses before waiver	3,127,295
Less: Fees waived (See Note 4)	(241,213)
Net expenses	2,886,082
Net investment income	532,466
Realized and Unrealized Gain (Loss):
Net realized gain on:
Investments	34,202,987
Foreign currency translation	34,525
34,237,512
Net change in unrealized appreciation (depreciation) on:
Investments	(39,816,846)
Foreign currency translation	13
(39,816,833)
Net loss on investments and foreign currency	(5,579,321)
Net DECREASE in Net Assets Resulting from Operations	$(5,046,855)
* Net of foreign taxes withheld of:	$30,611

The accompanying notes are an integral part of these financial statements.

4

The Tocqueville Fund
Statements of Changes in Net Assets

	For the Six - Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
Operations:
Net investment income	$532,466	$1,600,709
Net realized gain on sale of investments and foreign currency	34,237,512	40,625,040
Net change in unrealized appreciation (depreciation)	(39,816,833)	85,118,797
Net increase (decrease) in net assets resulting from operations	(5,046,855)	127,344,546
TOTAL DIVIDENDS AND DISTRIBUTIONS	(39,733,816)	(25,690,436)
Fund share transactions:
Shares sold	5,081,369	7,148,981
Shares issued to holders in reinvestment of dividends	38,217,764	24,719,331
Shares redeemed	(40,563,853)	(59,389,271)
Net increase (decrease)	2,735,280	(27,520,959)
Net increase (decrease) in net assets	(42,045,391)	74,133,151
Net Assets:
Beginning of period	487,045,125	412,911,974
End of period	$ 444,999,734	$487,045,125

The accompanying notes are an integral part of these financial statements.

5

The Tocqueville Fund
Financial Highlights
(For a share outstanding throughout the year)

	Six Months Ended April 30, 2025 (Unaudited)	Years Ended October 31,
		2024	2023	2022	2021	2020
Per share operating performance
Net asset value, beginning of year	$48.98	$39.28	$39.55	$48.39	$37.03	$37.80
Operations:
Net investment income(1)	0.05	0.16	0.07	0.43	0.25	0.31
Net realized and unrealized gain	(0.33)	12.02	1.59	(4.30)	12.49	1.58
Total from investment operations	(0.28)	12.18	1.66	(3.87)	12.74	1.89
Distributions to shareholders:
Dividends from net investment income	(0.12)	(0.22)	(0.24)	(0.20)	(0.25)	(0.37)
Distributions from net realized gains	(3.92)	(2.26)	(1.69)	(4.77)	(1.13)	(2.29)
Total distributions	(4.04)	(2.48)	(1.93)	(4.97)	(1.38)	(2.66)
Change in net asset value for the year	(4.32)	9.70	(0.27)	(8.84)	11.36	(0.77)
Net asset value, end of year	$44.66	$48.98	$39.28	$39.55	$48.39	$37.03
Total return	26.5%(3)	32.4%	4.2%	−9.3%	35.2%	5.0%
Ratios/supplemental data
Net assets, end of year (000)	$445,000	$487,045	$412,912	$258,843	$313,739	$251,096
Ratio to average net assets:
Expenses before waiver	1.30%(4)	1.35%	1.35%	1.33%	1.34%	1.38%
Expenses after waiver	1.20%(4)	1.20%	1.20%	1.25%(2)	1.25%	1.25%
Net investment income before waiver	0.12%(4)	0.19%	0.37%	0.91%	0.46%	0.69%
Net investment income after waiver	0.22%(4)	0.34%	0.52%	0.99%	0.55%	0.82%
Portfolio turnover rate	10%(3)	18%	22%	6%	11%	9%

(1)	Net investment income per share is calculated using the ending balance prior to consideration or adjustment for permanent book-to-tax differences.
(2)	Effective October 1, 2022, the Tocqueville Fund reduced the operating expense limit from 1.25% to 1.20%.
(3)	Not Annualized.
(4)	Annualized.
The accompanying notes are an integral part of these financial statements.

6

The Tocqueville Trust
Notes to Financial Statements
April 30, 2025 (Unaudited)
1. ORGANIZATION
The Tocqueville Trust (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and organized on September 17, 1986, consisting of one fund, the Tocqueville Fund (the “Fund”). The Fund is an open-end management investment company. The Fund’s investment objective is long-term capital appreciation, which it seeks to achieve by investing primarily in securities of United States issuers. Tocqueville Asset Management L.P. is the investment adviser to the Fund (“Tocqueville,” or the “Adviser”).
On November 18, 2022, the Tocqueville Fund acquired all the net assets of the Tocqueville Opportunity Fund and Tocqueville Phoenix Fund. For more information regarding the reorganization see note 8.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statement. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”
a)
Security Valuation and Security Transactions. Investments in securities, including foreign securities, traded on an exchange or quoted on the over-the-counter market are valued at the last sale price or, if no sale occurred during the day, at the mean between closing bid and ask prices, as last reported by a pricing service approved by the Trustees. Securities that are principally traded on the National Association of Securities Dealers Automated Quotation National Market (“NASDAQ”) are generally valued at the NASDAQ Official Closing Price (“NOCP”). If there is no NASDAQ Official Closing Price for a NASDAQ-listed security or sale price available for an over-the-counter security, the mean of the latest bid and asked quotations from NASDAQ will be used. When market quotations for securities are not readily available, or when restricted securities or other assets are being valued, such assets are valued at fair value as determined in good faith by or under procedures approved by the Trustees. Money market funds are valued at net asset value (“NAV”). Fixed income securities, such as corporate bonds, convertible bonds and U.S. government agency issues are valued based on evaluated mean prices supplied by independent pricing services using matrix pricing formulas and/or independent broker bid quotations.

Trading in securities on foreign securities exchanges normally is completed before the calculation of the Fund’s NAV. Trading on these foreign exchanges may not take place on all days on which there is regular trading on the New York Stock Exchange (“NYSE”), or may take place on days on which there is no regular trading on the NYSE. Similarly, the Fund may hold securities traded in domestic markets where the market may close early on a given day prior to calculation of the Fund’s NAV. Events affecting the value of such securities held by the Fund that occur between the close of trading in the security and the close of trading on the NYSE normally will not be reflected in the Fund’s calculation of the NAV. However, significant events will be closely monitored, and where it is determined that an adjustment should be made to the security’s value because significant interim events may materially affect the value of the security, the security will be priced at its fair value in accordance with the procedures approved by the Trustees.
Cash and cash equivalents may exceed federal insurance limits. Money market deposit accounts are considered cash equivalents and reflected at cost.
Investment transactions are recorded on trade date. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums and accretion of discounts. Net realized gains and losses from sales of securities are determined on the specific identification cost method.
b)
Restricted and Illiquid Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time consuming negotiations and expense, and a prompt sale at the current valuation may be difficult.

7

The Tocqueville Trust
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
c)
Fair Valuation Measurements. The Trust has adopted authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, and a discussion of changes in valuation techniques and related inputs during the year. These inputs are summarized in the three broad levels listed below.

Level 1 –
Quoted prices in active markets for identical securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –
Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
When using the market quotations or closing price provided by the pricing service for equity investments—including common stocks, preferred stocks, foreign issued common stocks, exchange-traded funds, closed-end funds and real estate investment trusts—which are traded on an exchange are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation and when the market is considered active, the security will be classified as a Level 1 security. When using the mean between the latest bid and ask price, the security will be classified as Level 2.
Investment in mutual funds, including money market funds, are generally priced at the ending NAV provided by the service agent of the funds and will be classified as Level 1 securities.
Fixed income securities, such as corporate bonds, convertible bonds, commercial paper, money market deposit accounts and U.S. government agency issues are valued based on evaluated mean prices supplied by independent pricing services using matrix pricing formulas and/or independent broker bid quotations and are classified as Level 2.
Options are valued at the composite last price reported by the exchange on which the options are primarily traded on the day of the valuation and are classified as Level 1. If there is no composite last price on a given day, the mean between the latest bid and ask price will be used. These contracts are classified as Level 2.
Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser in accordance with policies and procedures established by the Board of Trustees pursuant to Rule 2a-5 under the 1940 Act and may be classified as Level 3 securities. In determining fair value, the Fund will seek to assign a value to the security that it believes represents the amount the Fund could reasonably expect to receive upon its current sale. With respect to securities that are actively traded on U.S. exchanges, the Fund expects that market quotations will generally be available and that fair value might be used only in limited circumstances, such as when trading for a security is halted during the trading day.
In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Fund may engage a third party fair value service provider to systematically recommend the adjustment of closing market prices of non-U.S. securities based upon changes in a designated U.S. securities market index occurring from the time of close of the relevant foreign market and the close of the NYSE. Fair value pricing may also be used to value restricted securities held by the Fund or securities with little or no trading activity for extended periods of time. Fair value pricing involves judgments that are inherently subjective and inexact and it is not possible to determine with certainty when, and to what extent, an event will affect a market price. As a result, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.
The following is a summary of the inputs used, as of April 30, 2025, involving the Fund’s assets and liabilities carried at fair value. The inputs of methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

8

The Tocqueville Trust
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
The Tocqueville Fund*

Description	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$437,262,700	$2,470	$—	$437,265,170
Real Estate Investment Trust (REIT)	5,182,000	—	—	5,182,000
Money Market Funds	4,043,572	—	—	4,043,572
Total Assets	$446,488,272	$2,470	$—	$446,490,742

*	For further information regarding portfolio characteristics, please see the accompanying Schedule of Investments.
The Trust’s valuation procedures have been adopted by the Trust’s Board of Trustees, which has established a Valuation Committee to oversee the valuation process. The Valuation Committee meets on an as needed basis, or at least annually to evaluate changes in the valuation of portfolio securities. The full findings and valuations are then reviewed quarterly by the Independent Trustees. The Board of Trustees has appointed the Adviser as valuation designee pursuant to Rule 2a-5 under the 1940 Act.
During the six-month period ended April 30, 2025, the Fund did not hold any investments with significant unobservable inputs that would be classified as Level 3.
d)
Derivative Instruments and Hedging Activities. The Adviser may use derivative instruments, such as purchased and written options, as a means to manage exposure to different types of risk, including market risk and exchange rate risk, and to gain exposure to underlying securities. The Trust has adopted disclosure standards in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivatives affect an entity’s results of operations and financial position.

In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price (commonly knows as the “strike price”).
When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a purchased call or put option is exercised, the cost of the security acquired is increased by the premium paid for the call, or in the case of a put, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call or put option is exercised, the premium is added or subtracted, respectively, from the proceeds or cost basis, respectively, to the related transaction of the underlying security. The Fund, as writers of an option, would bear the market risk of an unfavorable change in the price of the security underlying the written option.
Derivatives Risk
The risks of using the types of derivatives in which the Fund may engage include: the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Adviser; the risk that the counterparty to a derivative contract may fail to comply with their obligations to the Fund; the risk that the derivative may not possess a liquid secondary market at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; and the risk that the cost of the derivative

9

The Tocqueville Trust
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
contracts may reduce the overall returns experienced by the Fund. The measurement of risks associated with these instruments is meaningful only when all related offsetting transactions are considered. The Fund may enter into written call options to hedge against changes in the value of equities. The Fund’s option component of the overall investment strategy is often referred to as a “buy-write” strategy (also called a “covered call” strategy), in which the Adviser (as defined below) writes (sells) a call option contract while at the same time owning an equivalent number of shares of the underlying stock to generate moderate current income. The writing of call options is intended to reduce the volatility of the portfolio and to earn premium income. Written call options expose the Fund to minimal counterparty credit risk since they are exchange traded and the exchange’s clearing house guarantees the options against default. As the writer of a call option the Fund has the obligation to sell the security at the exercise price during the exercise period in the event the option is exercised. The use of options does not create leverage in the Fund. The Fund did not transact in written options during the period ended April 30, 2025.
e)
Foreign Currency Translation. Investments and other assets and liabilities denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange, in accordance with the Trust’s Portfolio Securities Valuation and Foreign Exchange Contracts Procedures. The Fund has engaged in transactions in securities denominated in foreign currencies and, as a result, entered into foreign exchange transactions. The Fund is exposed to additional market risk as a result of changes in the value of the underlying currency in relation to the U.S. dollar. Risks include the potential inability of counterparties to meet the terms of their obligations. The value of foreign currencies are marked-to-market on a daily basis, which reflects the changes in the market value of the contract at the close of each day’s trading, resulting in daily unrealized gains and/or losses. When the transactions are settled or the contracts are closed, the Fund recognizes a realized gain or loss.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are reflected as net realized and unrealized gain or loss on investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the fiscal year, resulting from changes in the exchange rates.
f)
Shareholder Transactions and Distributions. Shareholder transactions are recorded on trade date. Dividends to shareholders are recorded on the ex-dividend date. Dividends from net investment income are declared and paid annually by the Fund. Distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Permanent differences between financial and tax reporting may result in reclassification to capital stock.

g)
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting year. Actual results could differ from those estimates.

h)
Indemnification. In the normal course of business the Fund enters into contracts that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

i)
Subsequent Events Evaluation. In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure resulting from subsequent events through the date financial statements were issued. This evaluation did not result in any subsequent events, that necessitated disclosure and/or adjustments.

10

The Tocqueville Trust
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
3. FEDERAL INCOME TAX
There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended October 31, 2024, or for any other tax years which are open for exam. As of October 31, 2024, open tax years include the tax years ended October 31, 2021 through 2023. The Trust is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties.
Provision for federal income taxes or excise taxes has not been made since the Fund intends to continue to comply with the requirements of subchapter M of the Internal Revenue Code necessary to qualify as Regulated Investment Companies and intend to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to Regulated Investment Companies. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income to shareholders for tax purposes. Additionally, accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the year ended October 31, 2024, the following table shows the reclassifications made:

	Distributable Earnings	Paid In Capital
The Tocqueville Fund	$(2,065,551)	$2,065,551

The permanent differences primarily relate to the usage of deemed distributions for tax purposes.
As of October 31, 2024, the components of distributable earnings (accumulated losses) for income tax purposes were as follows:

Tax cost of Investments	$211,407,912
Unrealized Appreciation	$282,702,299
Unrealized Depreciation	(6,854,728)
Net unrealized appreciation (depreciation)	275,847,571
Undistributed operating income	2,122,432
Undistributed long-term gains	37,491,436
Distributable earnings	39,613,868
Other accumulated gain/(loss)	(7,930)
Total distributable earnings	$315,453,509

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to partnership adjustments.
The tax character of distributions paid during the years ended October 31, 2024 and 2023 was as follows:

	October 31, 2024
	Ordinary Income	Long Term Capital Gain	Total
Tocqueville Fund	$2,300,004	$23,390,432	$25,690,436

	October 31, 2023
	Ordinary Income	Long Term Capital Gain	Total
Tocqueville Fund	$2,620,243	$18,478,437	$21,098,680

11

The Tocqueville Trust
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax years ended October 31, 2024 and 2023.
4. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Tocqueville is the investment adviser to the Fund under an Investment Advisory Agreement approved by shareholders. For its services, Tocqueville receives fees from the Fund, calculated daily and payable monthly, at an annual rate of 0.75% on the first $1 billion of the average daily net assets of the Fund, and 0.65% of the average daily net assets in excess of $1 billion.
With respect to the Fund, the Adviser has contractually agreed to waive its advisory fees and/or reimburse expenses in order to ensure that the Fund’s total annual operating expenses do not exceed 1.20% of its average daily net assets (excluding taxes, interest expense, acquired fund fees and expenses, or extraordinary expenses such as litigation). Prior to October 1, 2022, the Fund had an expense limit of 1.25%. The Expense Limitation Agreement for the Fund will remain in effect until March 1, 2026. For the period ended April 30, 2025, the Adviser waived $241,213 of the advisory fee for the Fund. Such amount is not subject to recoupment by the Adviser.
Pursuant to an Administrative Services Agreement, the Fund pays to the Adviser a fee computed and paid monthly at an annual rate of 0.15% on the first $400 million of the average daily net assets of the Fund; 0.13% on the next $600 million of the average daily net assets of the Fund; and 0.12% on all the average daily net assets of the Fund over $1 billion. For the period ended April 30, 2025, the Adviser made $112,764 in payments to U.S. Bancorp Fund Services, LLC for services provided under a Sub-Administration Agreement for the Fund.
Tocqueville Securities, L.P. (the “Distributor”), an affiliate of Tocqueville, acts as distributor for shares of the Trust. The Fund adopted a distribution and service plan pursuant to Rule 12b-1 of the 1940 Act. Pursuant to the plan, the Fund pays to the Distributor distribution and service fees of 0.25% per annum of its average daily net assets.
Commissions earned by the Distributor for services rendered as a registered broker-dealer in securities transactions for the Fund for the period ended April 30, 2025 were $0.
5. CAPITAL SHARE TRANSACTION.
Transactions in capital shares for the Fund were as follows:
For more information regarding the reorganization see note 8.
The Tocqueville Fund

	For the Period Ended April 30, 2025	For the Year Ended October 31, 2024
	Shares	Shares
Shares sold	107,485	159,898
Shares issued to holders in reinvestment dividends	777,416	619,067
Shares redeemed	(864,087)	(1,345,955)
Net increase (decrease)	20,814	(566,990)

6. INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments) for the period ended April 30, 2025, are summarized below.

	Purchases	Sales
The Tocqueville Fund	$55,539,134	$92,787,868

12

The Tocqueville Trust
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
7. LINE OF CREDIT
The Tocqueville Trust has a line of credit (the “Line”), which is uncommitted, in the amount of $40,000,000, 10% of the Fund’s gross market value, or 33.33% of the fair value of the Fund’s investments, whichever is less, with U.S. Bank NA. The Line is for temporary emergency or extraordinary purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Line is secured by the Trust’s assets. The Line has a one-year term and is reviewed annually by the Board of Trustees. The Line matures, unless renewed, on January 13, 2026. Interest is charged at the greater of 0.00% and the prime rate minus 0.50%. During the period ended April 30, 2025, The Tocqueville Fund’s maximum borrowing was $40,000,000 and average borrowing was $29,041.
8. REORGANIZATION
On November 18, 2022, the Tocqueville Fund (the “Acquiring Fund”) acquired all the net assets of the Tocqueville Opportunity Fund and the Tocqueville Phoenix Fund (the “Acquired Funds”) pursuant to an Agreement and Plan of Reorganization (the “Plan of Reorganization”) approved by shareholders on November 15, 2022, in a special meeting. The purpose of the transaction was to combine the three funds managed by the Adviser with comparable investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of 4,544,733 shares of the Acquiring Fund (valued at $186,394,040) for all 8,356,590 shares of the Acquired Funds at the close of business November 17, 2022. For financial reporting purposes, assets received, and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Funds was carried forward to align ongoing reporting to the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The Acquired Funds’ net assets at that date were $186,394,040. The aggregate net assets of the Acquiring Fund immediately before the acquisition were $267,574,191. The aggregate net assets of the Acquiring Fund immediately after the acquisition were $453,968,232. 100% of the costs associated with the Plan of Reorganization were paid by the Adviser.
The details of the reorganization are shown below:

	Pre- Reorganization Net Assets	Pre- Reorganization Shares Outstanding	Pre- Reorganization Net Asset Value	Post- Reorganization Net Assets	Post- Reorganization Shares Outstanding	Post- Reorganization Exchange
The Tocqueville Fund	$267,574,191	6,524,094	$41.01	$453,968,232	11,068,825	—
The Tocqueville Opportunity Fund	$52,841,965	2,065,186	$25.59	—	—	0.62387231
The Tocqueville Phoenix Fund	$133,552,075	6,291,404	$21.23	—	—	0.51758214

As a tax-free reorganization, any unrealized appreciation or depreciation on the securities on the date of reorganization was treated as a non-taxable event, thus the cost basis of the securities held reflect the historical cost basis as of the date of reorganization. Immediately prior to the reorganization, the fair value of investments, the net unrealized appreciation and cost basis of the Tocqueville Opportunity Fund were $52,846,100, $29,397,497, and $23,488,603, respectively, and the fair value of investments, net unrealized appreciation, and cost basis of the Tocqueville Phoenix Fund were $133,570,961, $30,098,800, and $103,472,161, respectively.
Assuming the acquisition had been completed on November 1, 2022, the beginning of the annual reporting period of the Acquiring Fund, the Acquired Funds’ pro forma results of operations for the period ended October 31, 2023, are as follows:*

Net Investment Income:	$2,229,841
Net Realized Gain on Investments:	25,415,287
Net Unrealized Appreciation on Investments:	(10,729,929)
Net Increase in Net Assets Resulting from Operations:	16,915,199

*	This information is unaudited.

13

The Tocqueville Trust
Additional Information (Unaudited)
SHAREHOLDER NOTIFICATION OF FEDERAL TAX STATUS
For the fiscal year ended October 31, 2024, certain dividends paid by the Fund may be subject to a maximum tax rate of 23%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Tocqueville Fund	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended October 31, 2024, was as follows:

Tocqueville Fund	100.00%

For the fiscal year ended October 31, 2024, the Fund designated the following percent of ordinary distributions paid as interest-related dividends under the Internal Revenue Code Section 871(k)(1)(c):

Tocqueville Fund	10.59%

The percentage of taxable ordinary income distributions that are designated as short- term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was as follows.

Tocqueville Fund	0.00%

14

The following information is required disclosure from Form N-CSR:
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
This information is included as part of the material filed under Item 7 of this Form.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.

15

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

This information is included as part of the material filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5)	Change in the registrant’s independent public accountant. There was no change in the Registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Tocqueville Trust

By (Signature and Title)*	/s/ Robert W. Kleinschmidt
Robert W. Kleinschmidt, Principal Executive Officer

Date	7/3/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert W. Kleinschmidt
Robert W. Kleinschmidt, Principal Executive Officer

Date	7/3/2025

By (Signature and Title)*	/s/ Jeff Zatkowsky
Jeff Zatkowsky, Principal Financial Officer

Date	7/3/2025

* Print the name and title of each signing officer under his or her signature.